Impairment (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m

Impact of transfers between stages	439	419
Other changes in credit quality[1]	376	17
Additions and repayments	(144)	(76)
Other items	10	4
	242	(55)
Total impairment	681	364

In respect of:
Loans and advances to banks	(2)	1
Loans and advances to customers	678	329
Debt securities	(1)	2
Financial assets held at amortised cost	675	332
Impairment charge on drawn balances	675	332
Loan commitments and financial guarantees	7	32
Financial assets at fair value through other comprehensive income	(1)	–
Total impairment	681	364
[1]    Includes a credit for methodology and model changes of £3 million (half-year to 30 June 2022: charge of £2 million).